INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

August 11, 2023

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”)

Dear Sir or Madam:

The Registrant is filing a Preliminary Proxy Statement for the purpose of informing shareholders about the proposed reorganization of the Funds, each a series of Investment Managers Series Trust, into a corresponding newly-created series of Zacks Trust.

Please direct your comments to the undersigned at (626) 385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary